Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Investment Trust
Entity Central Index Key	0000916488
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class A
Trading Symbol	TEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$180	1.75%
[1]
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Emerging Markets Small Cap Fund returned 5.55%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	5.55	9.41	5.86
Class A (with sales charge)	-0.25	8.19	5.26
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 344,912,023
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 3,865,541
Investment Company Portfolio Turnover	16.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class C
Trading Symbol	TCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$256	2.50%
[3]
Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Emerging Markets Small Cap Fund returned 4.80%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	4.80	8.59	5.07
Class C (with sales charge)	3.80	8.59	5.07
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 344,912,023
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 3,865,541
Investment Company Portfolio Turnover	16.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R
Trading Symbol	FTESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$205	2.00%
[5]
Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Templeton Emerging Markets Small Cap Fund returned 5.24%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	5.24	9.13	5.59
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 344,912,023
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 3,865,541
Investment Company Portfolio Turnover	16.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R6
Trading Symbol	FTEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$151	1.47%
[7]
Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Emerging Markets Small Cap Fund returned 5.81%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.81	9.74	6.19
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 344,912,023
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 3,865,541
Investment Company Portfolio Turnover	16.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Advisor Class
Trading Symbol	TEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$154	1.50%
[9]
Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Emerging Markets Small Cap Fund returned 5.75%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 10.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, financials, industrials and information technology contributed to absolute returns.
↑	By country, China, Georgia and India were the largest absolute contributors.
↑	Shares of Indian investment company Bajaj Holdings & Investment advanced on healthy operating performance across the underlying Bajaj Group companies.

Top detractors from performance:
↓	By sector, consumer discretionary, communication services and real estate detracted from absolute returns.
↓	By country, Taiwan, Brazil and the United Arab Emirates were absolute detractors.
↓
Shares of FPT Corporation, one of Vietnam’s largest information and communication technology companies, declined on a slowdown in the growth of discretionary information technology spending globally and concerns about U.S. tariffs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.75	9.67	6.12
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
MSCI Emerging Markets Small Cap Index-NR	10.07	11.69	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 344,912,023
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 3,865,541
Investment Company Portfolio Turnover	16.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$344,912,023
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$3,865,541
Portfolio Turnover Rate	16.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Templeton SMACS: Series EM
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series EM
Class Name	Franklin Templeton SMACS: Series EM
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series EM1	$0	0.00%
[11],[12]
Expenses Paid, Amount	$ 0	[11]
Expense Ratio, Percent	0.00%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series EM returned 20.27%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 16.80% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology, financials and communication services sectors contributed to absolute returns.
↑	By country, Taiwan, China and South Korea were the largest absolute contributors.
↑	Taiwan Semiconductor Manufacturing contributed with continued optimism on the demand for artificial intelligence applications.

Top detractors from performance:
↓	Energy was the sole absolute detractor at the sector level.
↓	By country, the Philippines was the sole absolute detractor.
↓	Samsung Electronics fell on tepid results and concerns on its low share in the high-margin and fast-growing high-bandwidth memory business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	Since Inception (10/20/2021)
Franklin Templeton SMACS: Series EM	20.27	4.79
MSCI All Country World ex-U.S. Index-NR	15.42	5.45
MSCI Emerging Markets Index-NR	16.80	1.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,231,622
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$1,231,622
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$0
Portfolio Turnover Rate	18.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[13]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
*	Does not include derivatives, except purchased options, if any.